SUPPLEMENT DATED MAY 1, 2015
to

PROSPECTUS DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT ADVISOR

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
KBL VARIABLE ACCOUNT A

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective immediately, the name of the AllianceBernstein Intermediate Bond Portfolio has been changed to AB Intermediate Bond Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Keyport Advisor NY 5/2015